Retained earnings_Details of retained earnings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of changes in retained earnings [Line Items]
Retained earnings before appropriation	[1]	₩ 3,922,998,000,000	₩ 2,980,523,000,000
Retained earnings		17,124,657,000,000	15,620,006,000,000	$ 15,387,418	₩ 14,611,566,000,000
Legal reserve
Disclosure of changes in retained earnings [Line Items]
Legal Reserve Sub-total		1,904,138,000,000	1,775,422,000,000
Earned surplus reserve
Disclosure of changes in retained earnings [Line Items]
Legal Reserve Sub-total		₩ 1,857,754,000,000	₩ 1,729,754,000,000
Description of nature and purpose of legal reserves within equity		In accordance with the Article 40, Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.	In accordance with the Article 40, Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.
Other legal reserve
Disclosure of changes in retained earnings [Line Items]
Legal Reserve Sub-total		₩ 46,384,000,000	₩ 45,668,000,000
Description of nature and purpose of legal reserves within equity		Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.	Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.
Voluntary reserve
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 11,297,521,000,000	₩ 10,864,061,000,000
Business rationalization reserve
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 8,000,000,000	₩ 8,000,000,000
Description of nature and purpose of voluntary reserves within equity		Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.	Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.
Reserve for financial structure improvement
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 235,400,000,000	₩ 235,400,000,000
Description of nature and purpose of voluntary reserves within equity		From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.	From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.
Additional reserve
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 7,759,804,000,000	₩ 7,418,806,000,000
Description of nature and purpose of voluntary reserves within equity		Additional reserve was appropriated for capital adequacy and other management purpose.	Additional reserve was appropriated for capital adequacy and other management purpose.
Regulatory reserve for credit loss
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 2,578,457,000,000	₩ 2,438,191,000,000
Description of nature and purpose of voluntary reserves within equity		In accordance with paragraphs 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business ("RSBB"), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group limits such shortfall amount as regulatory reserve for credit loss.	In accordance with paragraphs 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business ("RSBB"), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group limits such shortfall amount as regulatory reserve for credit loss.
Revaluation reserve
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 715,860,000,000	₩ 751,964,000,000
Description of nature and purpose of voluntary reserves within equity		In accordance with attached table 3 of the Regulation on Supervision of Banking Business Enforcement Rules Revaluation reserve is the amount of limited dividends set by the board of directors to be recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	In accordance with attached table 3 of the Regulation on Supervision of Banking Business Enforcement Rules Revaluation reserve is the amount of limited dividends set by the board of directors to be recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.
Other voluntary reserve
Disclosure of changes in retained earnings [Line Items]
Voluntary reserve Sub-total		₩ 0	₩ 11,700,000,000

[1]	The unappropriated retained earnings for the current period has been restated in accordance with IFRS 9.